Mining and Income Taxation - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of Components of Mining and Income Tax [Line Items]
Tax rate effect for non-mining assets	27.00%
Transfer pricing assessment
Disclosure of Components of Mining and Income Tax [Line Items]
Loss contingency, damages sought, value	$ 124.1
Disputed amount, deductibility of waste stripping costs	63.4
Current tax liabilities, current	$ 0.0